Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investments, All Other Investments [Abstract]
Impairment loss on long-term investments	¥ 43,200	$ 6,283	¥ 30,085	¥ 39,283